UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments
Address: 641 Escalona Drive

         Santa Cruz, CA  95060

13F File Number:  28-03929

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey R. Scharf
Title:     President
Phone:     831-429-6513

Signature, Place, and Date of Signing:

     Jeffrey R. Scharf     Santa Cruz, CA     August 15, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $226,584 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS            COM                 25816109      1276    32885 SH       SOLE                    32885        0        0
AMERICAN INT'L GROUP        COM                 26874107      5567    64734 SH       SOLE                    64734        0        0
AOL TIME WARNER             COM                 00184A105      464     8761 SH       SOLE                     8761        0        0
AT&T CANADA INC.            COM                 00207Q202     4362   144760 SH       SOLE                   144760        0        0
AT&T WIRELESS               COM                 00209A106      607    37095 SH       SOLE                    37095        0        0
CANADIAN NAT'L RAILWAY      COM                 136375102    11999   296271 SH       SOLE                   296271        0        0
CANADIAN PACIFIC            COM                 135923100     7925   204508 SH       SOLE                   204508        0        0
EASTMAN KODAK               COM                 277461109     5715   122435 SH       SOLE                   122435        0        0
EMERSON ELECTRIC            COM                 291011104     8253   136405 SH       SOLE                   136405        0        0
FANNIE MAE                  COM                 313586109     9727   114238 SH       SOLE                   114238        0        0
FIRST DATA CORP.            COM                 319963104    12457   193888 SH       SOLE                   193888        0        0
FREDDIE MAC                 COM                 313400301     8634   123346 SH       SOLE                   123346        0        0
GANNETT                     COM                 364730101     9595   145600 SH       SOLE                   145600        0        0
GENERAL AMER 7.2% PREF.     CV.PREF             368802302      203     7935 SH       SOLE                     7935        0        0
GENUINE PARTS               COM                 372460105     9238   293282 SH       SOLE                   293282        0        0
GUIDANT                     COM                 401698105     8557   237705 SH       SOLE                   237705        0        0
INT'L BUSINESS MACHINES     COM                 459200101    11961   105846 SH       SOLE                   105846        0        0
JOHNSON CONTROLS            COM                 478366107     2443    33705 SH       SOLE                    33705        0        0
K-MART CV PREF. T           CV.PREF             489778208     4092    87070 SH       SOLE                    87070        0        0
KNIGHT RIDDER               COM                 499040103     4450    75050 SH       SOLE                    75050        0        0
LEAR CORP.                  COM                 521865105     8089   231775 SH       SOLE                   231775        0        0
MERCK                       COM                 589331107     3905    61104 SH       SOLE                    61104        0        0
MERRILL LYNCH               COM                 590188108      363     6125 SH       SOLE                     6125        0        0
MICROSOFT                   COM                 594918104     5591    76584 SH       SOLE                    76584        0        0
MORGAN STNL/DN WITTER       COM                 617446448     4397    68452 SH       SOLE                    68452        0        0
NATIONAL DATA CV 5% 2003    CV.BOND             635621AA3      764   735000 SH       SOLE                   735000        0        0
NATIONS BALANCED FUND       COM                 63857K107      189    19855 SH       SOLE                    19855        0        0
NEW PLAN EXCEL REALTY       COM                 648059103     3566   233040 SH       SOLE                   233040        0        0
PFIZER                      COM                 717081103     3314    82758 SH       SOLE                    82758        0        0
QUEBECOR WORLD              COM                 748203106     5453   215720 SH       SOLE                   215720        0        0
RYLAND GROUP                COM                 783764103    19529   385940 SH       SOLE                   385940        0        0
TORCHMARK                   COM                 891027104     4028   100180 SH       SOLE                   100180        0        0
TRIBUNE PHONES CV INTO AOL  CV.BOND             896047305     5313    44695 SH       SOLE                    44695        0        0
TRICON GL RESTAURANTS       COM                 895953107     8041   183176 SH       SOLE                   183176        0        0
USX 6.75% CV PREF. Z        CV.PREF             90339E201      730    15870 SH       SOLE                    15870        0        0
V.F. CORPORATION            COM                 918204108     6524   179330 SH       SOLE                   179330        0        0
WAL-MART STORES             COM                 931142103     7522   154143 SH       SOLE                   154143        0        0
WASHINGTON MUTUAL           COM                 939322103    11741   312673 SH       SOLE                   312673        0        0